Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Schedule of future minimum lease commitments under office and facilities non-cancellable operating lease

Office and facilities
RMB
2019	33,740
2020	19,554
2021	12,507
2022	2,624
2023	402
Total	68,827